Northern Lights Fund Trust

Beech Hill Total Return Fund

Incorporated herein by reference is the definitive version of the supplement for Beech Hill Total Return Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 9, 2013 (SEC Accession No. 0000910472-13-001768).